SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS	12 Months Ended
Jun. 30, 2023
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS

17.  SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS

During the year ended June 30, 2023, and 2022, the transactions between the Group and related parties, and the related balances owed by and to them, are as follows:

		Value of transactions for the year ended
Party	Transaction type	06/30/2023	06/30/2022	06/30/2021
Joint ventures and associates	Sales and services	27,945,312	25,585,104	9,404,716
Joint ventures and associates	Purchases of goods and services	(60,847,857)	(62,876,997)	(23,395,323)
Joint ventures and associates	Equity contributions	—	3,000	3,033,582
Key management personnel	Salaries, social security benefits and other benefits	(5,002,881)	(4,042,348)	(3,376,292)
Key management personnel	Net loans cancelled	—	—	664,398
Key management personnel	Interest gain	—	—	9,782
Key management personnel	Sales and services	691,879	—	—
Shareholders and other related parties	Sales of goods and services	6,381,641	844,587	572,110
Shareholders and other related parties	Purchases of goods and services	(2,249,940)	(2,904,956)	(3,092,506)
Shareholders and other related parties	In-kind contributions	1,163,384	1,580,556	714,359
Shareholders and other related parties	Net loans granted/(cancelled)	—	421,691	—
Shareholders and other related parties	Interest gain	5,753	42,813	—
Parent company and related parties to Parent (Note 8.6)	Net loans cancelled	—	—	(101,241)
Parent company and related parties to Parent (Note 8.6)	Interest expenses	(462,575)	(817,170)	(1,219,776)
Total		(32,375,284)	(42,163,720)	(16,786,191)

		Amounts receivable from related parties
Party	Transaction type	06/30/2023	06/30/2022	06/30/2021
Parent company and related parties to Parent	Other receivables	—	—	770,549
Shareholders and other related parties	Other receivables	—	640,258	—
Shareholders and other related parties	Other receivables	3,792,429	1,182	134,172
Joint ventures and associates	Trade debtors	865,627	22,429	221,048
Joint ventures and associates	Other receivables	6,334,219	2,987,765	2,219,863
Total		10,992,275	3,651,634	3,345,632

		Amounts payable to related parties
Party	Transaction type	06/30/2023	06/30/2022	06/30/2021
Parent company and related parties to Parent	Trade creditors	(644,191)	(670,730)	(193,718)
Parent company and related parties to Parent	Net loans payables	(3,491,691)	(6,657,266)	(9,578,921)
Key management personnel	Salaries, social security benefits and other benefits	(218,068)	(281,347)	(2,338,727)
Shareholders and other related parties	Trade and other payables	(35,292)	(44,579)	(52,864)
Joint ventures and associates	Trade creditors	(41,402,594)	(29,082,325)	(17,669,027)
Total		(45,791,836)	(36,736,247)	(29,833,257)